UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

March 1, 2007 to March 31, 2007

Commission File Number of issuing entity: 333-137495-01

PERMANENT MASTER ISSUER PLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-137495

PERMANENT FUNDING (NO. 2) LIMITED

(Exact name of depositor as specified in its charter)

HALIFAX PLC

(Exact name of sponsor as specified in its charter)

UNITED KINGDOM

(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable

(I.R.S. Employer Identification No.)

35 Great St. Helen’s, London, United Kingdom EC3A 6AP

(Address of principal executive offices of the issuing entity)

+44 (0)20 7398 6300

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2006-1, Class 1A			x
Series 2006-1, Class 1B			x
Series 2006-1, Class 1C			x
Series 2006-1, Class 2A			x
Series 2006-1, Class 2B			x
Series 2006-1, Class 2C			x
Series 2006-1, Class 5A			x
Series 2007-1, Class 1A			x
Series 2007-1, Class 1B			x
Series 2007-1, Class 1C			x
Series 2007-1, Class 2A1			x
Series 2007-1, Class 2A2			x
Series 2007-1, Class 4A			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

A distribution was made on March 15, 2007 by Citibank, N.A., as principal paying agent on behalf of the issuing entity, to the holders of the 2006-1, Class 1A notes listed above.

The description of the distribution and pool performance for the distribution period from March 1, 2007 to March 31, 2007 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in (a) the Prospectus Supplement relating to the Series 2006-1 notes dated October 11, 2006 (the “2006-1 Prospectus Supplement”) and the related Prospectus dated October 11, 2006 (together with the 2006-1 Prospectus Supplement, the “2006-1 Prospectus”) of Permanent Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on October 12, 2006 pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the “Securities Act”) and (b) the Prospectus Supplement relating to the Series 2007-1 notes dated February 23, 2007 (the “2007-1 Prospectus Supplement”) and the related Prospectus dated February 13, 2007 (together with the 2007-1 Prospectus Supplement, the “2007-1 Prospectus”) of the issuing entity filed with the SEC on February 27, 2007 pursuant to Rule 424(b)(5) under the Securities Act.

PART II — OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

The 2007-1 registered notes were registered on a registration statement on Form S-3 (file number 333-140655), which was declared effective by the SEC on February 21, 2007.  The offering of the registered notes commenced on September 28, 2006 and has now terminated.  All of the 2007-1 registered notes were sold in the amount and at the price to public per note previously reported in the 2007-1 Prospectus Supplement.

The amount of expenses incurred for the account of Permanent Funding (No. 2) Limited (“Funding 2”) in connection with the issuance and distribution of the 2007-1 registered notes is as follows, based on a reasonable estimate:

Underwriting expenses and commissions: $3,292,912

Other expenses: $1,600,000

Total expenses: $4,892,912

All of the foregoing expenses were paid with the proceeds of the start-up loan described in the Prospectus.

In addition, on March 1, 2007, the issuing entity issued the following classes of Series 2007-1 notes (the “Regulation S notes”):

Class	Initial principal balance
2B	GBP	83,600,000
2C	GBP	83,600,000
3A	EUR	1,500,000,000
4B	GBP	41,300,000
4C	GBP	41,300,000
5A	GBP	650,000,000

The Regulation S notes were sold by Deutsche Bank AG, London Branch, Lehman Brothers International (Europe), UBS Limited, ABN AMRO Bank N.V., London Branch, Credit Suisse Securities (Europe) Limited and Merrill Lynch International outside the United States pursuant to Regulation S under the Securities Act.

The net proceeds from the issue of the 2007-1 registered notes equalled $4,936,000,000 and were used (together with the net proceeds from the issue of the Regulation S notes) by the issuing entity to make available loan tranches to Funding 2 pursuant to the terms of the master intercompany loan agreement as described in the Prospectus.  Funding 2 used the net proceeds of each loan tranche to pay Halifax plc for an increase in Funding 2’s share of the trust property on the closing date.

The information required by paragraph (e) of Item 1113 of Regulation AB regarding the Series 2007-1 notes was previously reported in the 2007-1 Prospectus.

Item 7. Significant Enhancement Provider Information.

During the distribution period, Credit Suisse (USA) Inc (“CSUSA”) announced that it would no longer be a publicly reporting company.  Consequently, Permanent Master Issuer PLC is unable to incorporate by reference the financial statements of CSUSA.  The financial information required to be provided pursuant to Item 1115(b) of Regulation AB is attached as exhibit 99.2 to this Form 10-D.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to noteholders
99.2	Consolidated financial statements of Credit Suisse (USA) Inc & Subsidiaries

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

PERMANENT FUNDING (NO. 2) LIMITED,
as Depositor

Date: April 18, 2007	/s/David Balai
By: David Balai
Title: Director

INDEX TO EXHIBITS

Exhibit No.	Description

99.1	Monthly Statement furnished to noteholders
99.2	Consolidated financial statements and related financial statement schedule of Credit Suisse (USA) Inc. and subsidiaries dated December 31, 2006 (with Independent Auditors’ Report Thereon).